Financial risk management - Disclosure of effects of hedge accounting on financial position and year-to-date performance for each type of hedge (Details) £ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(5,096)	(4,779)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ 720	£ 789
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(35)	(43)
Change in value used for calculating ineffectiveness, Hedged item	40	398
Change in value used for calculating ineffectiveness, Hedging instrument	(22)	(351)
Hedge ineffectiveness	18	47
Foreign currency and interest rate risk | Fair value hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied		859
Foreign currency and interest rate risk | Fair value hedges | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	4,364	4,042
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	271	511
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Non-current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 4,093	£ 3,531
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(9,892)	(9,357)
Balance in cash flow hedge reserve, Continuing hedges	£ 154	£ (73)
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	(18)	149
Change in value used for calculating ineffectiveness, Hedging instrument	3	(154)
Hedge ineffectiveness	£ (15)	£ (5)
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,039)	(537)
Balance in cash flow hedge reserve, Continuing hedges	£ (31)	£ (3)
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	28	(35)
Change in value used for calculating ineffectiveness, Hedging instrument	(28)	35
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,999)	(3,095)
Balance in translation reserve, Continuing hedges	£ 40	£ (129)
Balance in translation reserve, Discontinued hedges	(2,564)	(2,457)
Change in value used for calculating ineffectiveness, Hedged item	(62)	198
Change in value used for calculating ineffectiveness, Hedging instrument	62	(198)
Hedge ineffectiveness	£ 0	£ 0